UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/17

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Research Long/Short Equity Fund

SEMIANNUAL REPORT April 30, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Research Long/Short Equity Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Research Long/Short Equity Fund, covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through April 30, 2017, as provided by portfolio managers Elizabeth Slover, Matthew T. Jenkin, and Matthew D. Griffin, CFA, of The Boston Company Asset Management, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2017, Dreyfus Research Long/Short Equity Fund’s Class A shares produced a total return of 2.05%, Class C shares returned 1.76%, Class I shares returned 2.27%, and Class Y shares returned 2.19%.1 In comparison, the fund’s benchmark, the HFRI Equity Hedge (Total) Index, produced a total return of 6.92% for the same period.2

Hedge fund strategies generated positive returns during the reporting period, but gains were constrained by political and macroeconomic events that drove stock prices independently of company fundamentals. The fund’s returns lagged its benchmark, primarily due to a few disappointing long and short positions, particularly in the energy sector.

Effective 6/16/17, the fund will be closed to any investments for new accounts and effective on or about 7/27/17, the fund will be liquidated.

The Fund’s Investment Approach

The fund seeks capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The fund employs long/short investment strategies in seeking to produce excess returns with low correlations to major equity markets over a complete market cycle, typically a period of several years. The fund also seeks less volatility than such markets over a complete market cycle.

We strive to boost value-added excess returns (“alpha”) by allocating fund assets among various global equity sectors, each managed by a separate team of research analysts. Currently, the fund invests its assets among the following global equity sectors: (1) technology/media/telecommunication services, (2) consumer, (3) industrials, (4) health care, and (5) natural resources. We invest the fund’s assets in those companies in which the analysts have the highest degree of conviction or have identified a strong near-term catalyst for earnings growth or share price appreciation.

Conversely, we establish short positions in those companies in which the analysts believe there has been a negative change in the fundamental factors relating to the company or the company has become overvalued.

Post-Election Optimism Drove Markets Higher

While political and economic uncertainties caused U.S. equity markets to dip in the days leading up to the 2016 presidential election, the election’s unexpected outcome quickly reenergized investor sentiment. Stocks rose as investors began to anticipate lower corporate

DISCUSSION OF FUND PERFORMANCE (continued)

taxes, reduced regulatory constraints on businesses, and increased infrastructure spending. Stocks climbed particularly sharply in late November and December, led by financial stocks, which also were buoyed by rising bond yields and expectations of future interest-rate increases. Information technology companies and many of the more economically sensitive, value-oriented stocks in the industrials and materials sectors also outperformed market averages, while traditionally defensive consumer staples stocks and high-yielding equities in the telecommunication services, real estate, and utilities sectors generally lagged.

Equities continued to gain value in early 2017, with better-than-expected corporate earnings and encouraging economic data driving several broad market indices to a series of new highs. While disappointing macroeconomic data and concerns about the new administration’s ability to implement its business-friendly policies slowed the pace of the market’s advance in March and April, most broad stock market indices ended the reporting period near all-time highs, led by the financials and information technology sectors. Higher-yielding industry groups continued to lag, and the energy sector was undermined by weakening oil and gas prices.

Volatile Energy Prices Undermined Relative Results

The fund’s “bottom up” strategy of focusing on individual long and short opportunities successfully identified several promising opportunities across a variety of market sectors during the reporting period. Top-performing long positions included veterinarian services provider VCA, Taiwanese pneumatic equipment maker Airtac International Group, cloud networking company Arista Networks, membership-based retailer Costco Wholesale, and home improvement supplier Home Depot. Relatively strong short positions included pharmacy operator Diplomat Pharmacy, apparel retailer L Brands, U.K.-based parcel delivery group Royal Mail, pediatric health care services provider MEDNAX, and grocery chain Kroger.

The fund’s research-intensive stock selection process proved less successful in the energy sector, where volatile oil prices dominated the behavior of most stocks. Disappointing energy sector holdings included long positions in Brazilian energy producer Petróleo Brasileiro and oilfield equipment provider Superior Energy Services. The fund also experienced notably weak returns from a variety of other holdings, including long positions in agricultural chemical maker CF Industries, Brazilian infrastructure logistics company EcoRodovias, and Korean auto parts maker Hyundai Mobis. Disappointing short positions included Dutch capital goods producer CNH Industrial, Danish medical products developer Coloplast, U.K. offshore engineering firm Subsea 7, personal care products maker Kimberly-Clark and Swedish medical technology company Getinge.

Positioned for Cyclical Economic Growth

In our analysis, the U.S. government’s pro-business, anti-regulatory policies are likely to boost the earnings of companies in the industrials and telecommunication services sectors, where we have identified several attractive long positions. At the same time, as of the end of the reporting period, approximately 40% of the fund’s assets have remained invested in short positions, providing a hedge against volatility and risk.

May 15, 2017

Please note: the position in any security highlighted with italicized typeface was sold, or with respect to short positions in securities, closed, during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Small and midsized companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger, more established companies.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. The securities of issuers in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

Short sales involve selling a security the fund does not own in anticipation that the security’s price will decline. Short sales may involve substantial risk and leverage, and expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short positions in stocks involve more risk than long positions in stocks because the maximum sustainable loss on a stock purchased is limited to the amount paid for the stock plus the transaction costs, whereas there is no maximum attainable price on the shorted stock. In theory, stocks sold short have unlimited risk. It is possible that the market value of securities the fund holds in long positions will decline at the same time that the market value of the securities the fund has sold short increases, thereby increasing the fund’s potential volatility. Leveraging occurs when the fund increases its assets available for investment using borrowing or similar transactions. Short sales effectively leverage the fund’s assets. The use of leverage may magnify the fund’s gains or losses.

The fund may use derivative instruments, such as options, futures, options on futures, and swaps. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation in effect until March 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — The HFRI Equity Hedge (Total) Index maintains positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. HFRI Equity Hedge managers typically maintain at least 50% exposure to, and may in some cases be entirely invested in, equities, both long and short. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Research Long/Short Equity Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$14.23	$17.71	$12.79	$12.68
Ending value (after expenses)	$1,020.50	$1,017.60	$1,022.70	$1,021.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$14.16	$17.62	$12.72	$12.62
Ending value (after expenses)	$1,010.71	$1,007.24	$1,012.15	$1,012.25

† Expenses are equal to the fund’s annualized expense ratio of 2.84% for Class A, 3.54% for Class C, 2.55% for Class I and 2.53% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2017 (Unaudited)

Common Stocks - 83.0%	Shares		Value ($)
Automobiles & Components - 2.6%
Goodyear Tire & Rubber	20,120	[a]	728,948
Hyundai Mobis	3,552		692,982
Iochpe Maxion	111,500		586,999
			2,008,929
Capital Goods - 10.1%
ABB	37,570		919,804
Airtac International Group	63,000		720,394
Assa Abloy, Cl. B	43,281		937,715
China State Construction International Holdings	490,000		889,495
Enka Insaat ve Sanayi	16,873		25,936
Hyundai Development Co-Engineering & Construction	20,504		805,456
Quanta Services	20,334	[b]	720,637
Raytheon	6,680		1,036,803
United Technologies	8,621	[a]	1,025,813
Weichai Power, Cl. H	388,000		629,511
			7,711,564
Consumer Durables & Apparel - 1.7%
Newell Brands	26,421		1,261,339
Consumer Services - 2.2%
Starbucks	13,600		816,816
Wynn Resorts	6,770		832,778
			1,649,594
Energy - 8.1%
EOG Resources	8,748	[a]	809,190
Gran Tierra Energy	238,847	[b]	601,907
Pioneer Natural Resources	5,024	[a]	869,102
Schlumberger	14,598	[a]	1,059,669
Superior Energy Services	63,823	[a,b]	770,982
Total	16,394		842,362
Valero Energy	18,936	[a]	1,223,455
			6,176,667
Food & Staples Retailing - 2.4%
Costco Wholesale	4,491	[a]	797,242
Walgreens Boots Alliance	12,197	[a]	1,055,528
			1,852,770
Food, Beverage & Tobacco - 5.4%
Conagra Brands	24,495	[a]	949,916

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 83.0% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 5.4% (continued)
Kellogg	14,546	[a]	1,032,766
Kraft Heinz	11,873	[a]	1,073,200
Molson Coors Brewing, Cl. B	11,070	[a]	1,061,502
			4,117,384
Health Care Equipment & Services - 10.6%
ABIOMED	7,165	[a,b]	933,743
Aetna	8,974	[a]	1,212,118
Allscripts Healthcare Solutions	63,862	[a,b]	764,428
AmerisourceBergen	8,995	[a]	738,040
Carl Zeiss Meditec-BR	13,090		594,883
DexCom	8,150	[a,b]	635,374
Hill-Rom Holdings	14,805		1,119,850
Hologic	21,093	[a,b]	952,349
Zimmer Biomet Holdings	9,069		1,085,106
			8,035,891
Materials - 8.1%
BASF	9,736		948,762
Dow Chemical	18,532	[a]	1,163,810
Johnson Matthey	22,444		865,981
Norsk Hydro	196,924		1,123,838
Nucor	17,779		1,090,386
Vulcan Materials	8,160	[a]	986,381
			6,179,158
Media - 3.9%
Charter Communications, Cl. A	2,453	[a,b]	846,677
Comcast, Cl. A	22,154	[a]	868,215
WPP	57,116		1,222,836
			2,937,728
Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
Amicus Therapeutics	59,934	[b]	460,293
BioMarin Pharmaceutical	8,208	[a,b]	786,655
Merck & Co.	15,544	[a]	968,858
Neurocrine Biosciences	14,126	[a,b]	754,328
Regeneron Pharmaceuticals	1,800	[b]	699,282
TESARO	3,834	[a,b]	565,860
			4,235,276
Retailing - 5.3%
Dollar Tree	7,771	[b]	643,206
Home Depot	6,115	[a]	954,551

Common Stocks - 83.0% (continued)	Shares		Value ($)
Retailing - 5.3% (continued)
Nordstrom	17,081		824,500
The TJX Companies	10,078	[a]	792,534
Ulta Beauty	2,949	[a,b]	829,967
			4,044,758
Semiconductors & Semiconductor Equipment - .8%
Cavium	9,011	[a,b]	620,407
Software & Services - 7.5%
First Data, Cl. A	53,280	[a,b]	832,234
Fortinet	11,204	[a,b]	436,956
Microsoft	12,638		865,197
Oracle	27,210	[a]	1,223,362
salesforce.com	9,136	[a,b]	786,792
Square, Cl. A	26,737	[b]	487,683
Teradata	23,932	[a,b]	698,336
Twilio, Cl. A	11,692		386,421
			5,716,981
Technology Hardware & Equipment - 5.2%
Alps Electric	25,200		740,345
Arista Networks	5,044	[a,b]	704,344
Catcher Technology	73,000		750,058
Cisco Systems	33,534	[a]	1,142,503
Seiko Epson	29,400		601,319
			3,938,569
Telecommunication Services - 1.2%
T-Mobile US	13,322	[a,b]	896,171
Transportation - 2.3%
Copa Holdings, Cl. A	7,836	[a]	912,267
Union Pacific	7,834	[a]	877,095
			1,789,362
Total Common Stocks (cost $57,283,678)			63,172,548
Preferred Stocks - 1.0%
Energy - 1.0%
Petroleo Brasileiro, ADR (cost $621,021)	92,349	[a,b]	806,207

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 14.1%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $10,738,251)	10,738,251	[c]	10,738,251
Total Investments (cost $68,642,950)	98.1%		74,717,006
Cash and Receivables (Net)	1.9%		1,415,615
Net Assets	100.0%		76,132,621

ADR—American Depository Receipt
BR—Bearer Certificate

aHeld by a broker as collateral for open short positions.

bNon-income producing security.

cInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investment	14.1
Health Care Equipment & Services	10.5
Capital Goods	10.1
Energy	9.2
Materials	8.1
Software & Services	7.5
Pharmaceuticals, Biotechnology & Life Sciences	5.6
Food, Beverage & Tobacco	5.4
Retailing	5.3
Technology Hardware & Equipment	5.2
Media	3.9
Automobiles & Components	2.6
Food & Staples Retailing	2.4
Transportation	2.3
Consumer Services	2.2
Consumer Durables & Apparel	1.7
Telecommunication Services	1.2
Semiconductors & Semiconductor Equipment	.8
98.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF SECURITIES SOLD SHORT
April 30, 2017 (Unaudited)

Common Stocks - 44.8%	Shares	Value ($)
Automobiles & Components - 1.7%
Great Wall Motor, Cl. H	470,000	509,950
Yamaha Motor	31,600	748,636
		1,258,586
Capital Goods - 3.0%
3M	4,948	968,967
China Railway Group	815,000	691,120
ZHUZHOU CRRC Times Electric	124,000	638,352
		2,298,439
Consumer Durables & Apparel - 2.1%
Ralph Lauren	9,799	790,975
Under Armour, Cl. C	40,457	785,270
		1,576,245
Energy - 7.1%
Chevron	8,967	956,779
Eni	47,015	730,801
Exxon Mobil	10,404	849,487
HollyFrontier	26,208	737,493
National Oilwell Varco	22,862	799,484
Petrofac	68,034	717,691
Tenaris	36,933	578,519
		5,370,254
Food & Staples Retailing - 1.1%
United Natural Foods	20,885	867,354
Food, Beverage & Tobacco - 4.3%
Hormel Foods	31,055	1,089,409
McCormick & Co.	10,823	1,081,218
Tyson Foods, Cl. A	16,750	1,076,355
		3,246,982
Health Care Equipment & Services - 5.1%
Coloplast, Cl. B	9,725	832,460
Getinge, Cl. B	41,161	804,409
MEDNAX	13,465	812,747
Medtronic	10,133	841,951
Ramsay Health Care	11,287	605,976
		3,897,543
Materials - 3.4%
Ecolab	6,195	799,713

STATEMENT OF SECURITIES SOLD SHORT (Unaudited) (continued)

Common Stocks - 44.8% (continued)	Shares	Value ($)
Materials - 3.4% (continued)
International Paper	16,876	910,798
PPG Industries	7,891	866,747
		2,577,258
Pharmaceuticals, Biotechnology & Life Sciences - 4.3%
Bruker	28,972	706,627
PerkinElmer	15,575	925,311
Pfizer	34,207	1,160,301
United Therapeutics	3,714	466,850
		3,259,089
Retailing - 3.2%
Bed Bath & Beyond	22,989	890,824
Kingfisher	187,762	829,908
L Brands	14,234	751,698
		2,472,430
Semiconductors & Semiconductor Equipment - .8%
Semiconductor Manufacturing, ADR	97,160	611,136
Software & Services - 3.7%
CA	31,254	1,026,069
International Business Machines	7,344	1,177,168
Workday, Cl. A	7,051	616,257
		2,819,494
Technology Hardware & Equipment - 2.7%
Japan Display	210,600	475,956
Juniper Networks	24,821	746,368
LG Display, ADR	65,078	837,554
		2,059,878
Transportation - 2.3%
COSCO SHIPPING Development, Cl. H	3,136,000	680,512
United Parcel Service	10,333	1,110,384
		1,790,896
Total Securities Sold Short (proceeds $33,745,207)		34,105,584

ADR—American Depository Receipt

Portfolio Summary (Unaudited) †	Value (%)
Energy	7.1
Health Care Equipment & Services	5.1
Pharmaceuticals, Biotechnology & Life Sciences	4.3
Food, Beverage & Tobacco	4.3
Software & Services	3.7
Materials	3.4
Retailing	3.2
Capital Goods	3.0
Technology Hardware & Equipment	2.7
Transportation	2.3
Consumer Durables & Apparel	2.1
Automobiles & Components	1.7
Food & Staples Retailing	1.1
Semiconductors & Semiconductor Equipment	.8
44.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	57,904,699	63,978,755
Affiliated issuers	10,738,251	10,738,251
Cash denominated in foreign currency	396,475	408,285
Receivable from brokers for proceeds on securities sold short—Note 4		33,745,207
Receivable for investment securities sold		2,139,923
Dividends receivable		77,396
Prepaid expenses		20,347
		111,108,164
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		84,889
Cash overdraft due to Custodian		20,925
Securities sold short, at value (proceeds $33,745,207)—See Statement of Securities Sold Short—Note 4		34,105,584
Payable for investment securities purchased		642,193
Payable for dividends on securities sold short		50,484
Payable for shares of Beneficial Interest redeemed		29,525
Accrued expenses		41,943
		34,975,543
Net Assets ($)		76,132,621
Composition of Net Assets ($):
Paid-in capital		74,068,385
Accumulated investment (loss)—net		(1,567,869)
Accumulated net realized gain (loss) on investments		(2,097,388)
Accumulated net unrealized appreciation (depreciation) on investments, securities sold short and foreign currency transactions		5,729,493
Net Assets ($)		76,132,621

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	458,908	110,501	3,201,665	72,361,547
Shares Outstanding	36,790	9,113	254,127	5,743,195
Net Asset Value Per Share ($)	12.47	12.13	12.60	12.60

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $17,707 foreign taxes withheld at source):
Unaffiliated issuers	465,260
Affiliated issuers	31,476
Total Income	496,736
Expenses:
Management fee—Note 3(a)	522,379
Dividends on securities sold short	333,843
Interest on securities sold short	69,737
Professional fees	61,539
Registration fees	33,709
Custodian fees—Note 3(c)	4,146
Prospectus and shareholders’ reports	3,845
Trustees’ fees and expenses—Note 3(d)	2,505
Shareholder servicing costs—Note 3(c)	1,893
Loan commitment fees—Note 2	838
Distribution fees—Note 3(b)	407
Miscellaneous	9,910
Total Expenses	1,044,751
Less—reduction in expenses due to undertaking—Note 3(a)	(62,811)
Less—reduction in fees due to earnings credits—Note 3(c)	(26)
Net Expenses	981,914
Investment (Loss)—Net	(485,178)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Long transactions	4,507,518
Short sale transactions	(1,991,316)
Net realized gain (loss) on forward foreign currency exchange contracts	(402)
Net Realized Gain (Loss)	2,515,800
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	1,264,594
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(2,743)
Net unrealized appreciation (depreciation) on securities sold short	(1,675,004)
Net Unrealized Appreciation (Depreciation)	(413,153)
Net Realized and Unrealized Gain (Loss) on Investments	2,102,647
Net Increase in Net Assets Resulting from Operations	1,617,469

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations ($):
Investment (loss)—net	(485,178)	(1,368,731)
Net realized gain (loss) on investments	2,515,800	(2,454,740)
Net unrealized appreciation (depreciation) on investments	(413,153)	3,079,264
Net Increase (Decrease) in Net Assets Resulting from Operations	1,617,469	(744,207)
Distributions to Shareholders from ($):
Net realized gain on investments:
Class A	-	(40,319)
Class C	-	(2,787)
Class I	-	(143,644)
Class Y	-	(1,765,086)
Total Distributions	-	(1,951,836)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	16,610	35,416
Class I	184,806	391,812
Class Y	5,382,973	23,980,238
Distributions reinvested:
Class A	-	38,029
Class C	-	178
Class I	-	61,866
Class Y	-	1,338,797
Cost of shares redeemed:
Class A	(273,716)	(1,206,206)
Class C	-	(7,433)
Class I	(649,656)	(10,880,098)
Class Y	(13,410,661)	(20,015,628)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(8,749,644)	(6,263,029)
Total Increase (Decrease) in Net Assets	(7,132,175)	(8,959,072)
Net Assets ($):
Beginning of Period	83,264,796	92,223,868
End of Period	76,132,621	83,264,796
Accumulated investment (loss)—net	(1,567,869)	(1,082,691)

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Capital Share Transactions (Shares):
Class A
Shares sold	1,356	2,921
Shares issued for distributions reinvested	-	3,132
Shares redeemed	(22,292)	(99,996)
Net Increase (Decrease) in Shares Outstanding	(20,936)	(93,943)
Class C
Shares issued for distributions reinvested	-	15
Shares redeemed	-	(635)
Net Increase (Decrease) in Shares Outstanding	-	(620)
Class Ia
Shares sold	14,987	31,404
Shares issued for distributions reinvested	-	5,067
Shares redeemed	(52,884)	(870,577)
Net Increase (Decrease) in Shares Outstanding	(37,897)	(834,106)
Class Ya
Shares sold	428,308	1,979,164
Shares issued for distributions reinvested	-	109,559
Shares redeemed	(1,081,633)	(1,651,418)
Net Increase (Decrease) in Shares Outstanding	(653,325)	437,305

[a]During the period ended April 30, 2017, 13,370 Class Y shares representing $164,539 were exchanged for 13,375 Class I shares and during the period ended October 31, 2016, 17,058 Class Y shares representing $220,606 were exchanged for 17,914 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2017		Year Ended October 31,
Class A Shares	(Unaudited)	2016	2015	2014	2013 [a]
Per Share Data ($):
Net asset value, beginning of period	12.22	12.65	12.74	12.79	12.50
Investment Operations:
Investment (loss)—net[b]	(.09)	(.24)	(.23)	(.30)	(.07)
Net realized and unrealized gain (loss) on investments	.34	.10	.14	.25	.36
Total from Investment Operations	.25	(.14)	(.09)	(.05)	.29
Distributions:
Dividends from net realized gain on investments	—	(.29)	—	—	—
Net asset value, end of period	12.47	12.22	12.65	12.74	12.79
Total Return (%)[c]	2.05[d]	(1.12)	(.71)	(.39)	2.32[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.23[e]	3.46	3.24	3.56	4.57[e]
Ratio of net expenses to average net assets	2.84[e]	3.24	3.08	3.28	2.82[e]
Ratio of net investment (loss) to average net assets	(1.54)[e]	(1.99)	(1.78)	(2.35)	(2.07)[e]
Portfolio Turnover Rate	108.23[d]	268.40	359.78	204.65	45.11[d]
Net Assets, end of period ($ x 1,000)	459	705	1,919	27,837	187

a From July 31, 2013 (commencement of operations) to October 31, 2013.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

Six Months Ended
April 30, 2017		Year Ended October 31,
Class C Shares	(Unaudited)	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	11.92	12.44	12.63	12.76	12.50
Investment Operations:
Investment (loss)—net[b]	(.13)	(.31)	(.33)	(.40)	(.09)
Net realized and unrealized gain (loss) on investments	.34	.08	.14	.27	.35
Total from Investment Operations	.21	(.23)	(.19)	(.13)	.26
Distributions:
Dividends from net realized gain on investments	—	(.29)	—	—	—
Net asset value, end of period	12.13	11.92	12.44	12.63	12.76
Total Return (%)[c]	1.76[d]	(1.88)	(1.43)	(1.10)	2.08[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.73[e]	4.09	4.09	4.48	5.36[e]
Ratio of net expenses to average net assets	3.54[e]	3.90	3.85	3.98	3.62[e]
Ratio of net investment (loss) to average net assets	(2.25)[e]	(2.63)	(2.62)	(3.10)	(2.83)[e]
Portfolio Turnover Rate	108.23[d]	268.40	359.78	204.65	45.11[d]
Net Assets, end of period ($ x 1,000)	111	109	121	123	102

a From July 31, 2013 (commencement of operations) to October 31, 2013.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2017		Year Ended October 31,
Class I Shares	(Unaudited)	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.33	12.73	12.79	12.79	12.50
Investment Operations:
Investment (loss)—net[b]	(.08)	(.20)	(.21)	(.28)	(.06)
Net realized and unrealized gain (loss) on investments	.35	.09	.15	.28	.35
Total from Investment Operations	.27	(.11)	(.06)	–	.29
Distributions:
Dividends from net realized gain on investments	—	(.29)	—	—	—
Net asset value, end of period	12.60	12.33	12.73	12.79	12.79
Total Return (%)	2.27[c]	(.95)	(.47)	(.08)	2.40[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.73[d]	3.20	2.95	3.46	4.05[d]
Ratio of net expenses to average net assets	2.55[d]	3.02	2.85	3.01	2.62[d]
Ratio of net investment (loss) to average net assets	(1.27)[d]	(1.75)	(1.60)	(2.12)	(1.83)[d]
Portfolio Turnover Rate	108.23[c]	268.40	359.78	204.65	45.11[c]
Net Assets, end of period ($ x 1,000)	3,202	3,600	14,332	16,196	12,697

a From July 31, 2013 (commencement of operations) to October 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
April 30, 2017		Year Ended October 31,
Class Y Shares	(Unaudited)	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	12.33	12.73	12.79	12.79	12.50
Investment Operations:
Investment (loss)—net[b]	(.08)	(.20)	(.21)	(.27)	(.06)
Net realized and unrealized gain (loss) on investments	.35	.09	.15	.27	.35
Total from Investment Operations	.27	(.11)	(.06)	–	.29
Distributions:
Dividends from net realized gain on investments	—	(.29)	—	—	—
Net asset value, end of period	12.60	12.33	12.73	12.79	12.79
Total Return (%)	2.19[c]	(.87)	(.47)	(.08)	2.40[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.69[d]	3.07	2.95	3.32	4.05[d]
Ratio of net expenses to average net assets	2.53[d]	2.90	2.85	3.00	2.62[d]
Ratio of net investment (loss) to average net assets	(1.25)[d]	(1.63)	(1.62)	(2.10)	(1.83)[d]
Portfolio Turnover Rate	108.23[c]	268.40	359.78	204.65	45.11[c]
Net Assets, end of period ($ x 1,000)	72,362	78,851	75,852	66,612	12,692

a From July 31, 2013 (commencement of operations) to October 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Research Long/Short Equity Fund (the “fund”) is the sole series of Dreyfus Manager Funds I (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Boston Company Asset Management, LLC (“TBCAM”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2017, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class A and Class C shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with

GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	47,759,696	—	—	47,759,696
Equity Securities - Foreign Common Stocks†	15,412,852	—	—	15,412,852
Equity Securities - Foreign Preferred Stocks†	806,207	—	—	806,207
Registered Investment Company	10,738,251	—	—	10,738,251
Liabilities ($)
Securities Sold Short:
Equity Securities - Domestic Common Stocks††	(22,970,653)	—	—	(22,970,653)
Equity Securities - Foreign Common Stocks††	(11,134,931)	—	—	(11,134,931)

† See Statement of Investments for additional detailed categorizations.

†† See Statement of Securities Sold Short for additional detailed categorizations.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

Affiliated Investment Company	Value 10/31/2016 ($)	Purchases ($)	Sales ($)	Value 4/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	20,110,755	29,425,979	38,798,483	10,738,251	14.1

Certain affiliated investment companies may also invest in the fund. At April 30, 2017, Dreyfus Alternative Diversifier Strategies Fund, an affiliate of the fund, held 3,719,768 Class Y shares representing approximately 62% of the fund’s net assets.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $3,482,029 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2016. The fund has $3,391,404 of short-term capital losses and $90,625 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2016 was as follows: long-term capital gains $1,951,836. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

terms of the respective Facility at the time of borrowing. During the period ended April 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.35% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, to waive receipt of its fees and/or assume the direct expenses of the fund, from November 1, 2016 through March 1, 2018, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, dividend and interest expense on securities sold short, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.50% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $62,811 during the period ended April 30, 2017.

Pursuant to a sub-investment advisory agreement between Dreyfus and TBCAM, TBCAM serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays TBCAM a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2017, Class C shares were charged $407 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2017, Class A and Class C shares were charged $673 and $136, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2017, the fund was charged $784 for transfer agency services and $29 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $26.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2017, the fund was charged $4,146 pursuant to the custody agreement.

During the period ended April 30, 2017, the fund was charged $5,751 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $83,993, Distribution Plan fees $68, Shareholder Services Plan fees $118,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

custodian fees $16,056, Chief Compliance Officer fees $3,861 and transfer agency fees $271, which are offset against an expense reimbursement currently in effect in the amount of $19,478.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities and securities sold short, excluding short-term securities and forward contracts, during the period ended April 30, 2017 were as follows:

	Purchases ($)	Sales ($)
Long transactions	69,012,798	77,397,666
Short sale transactions	56,752,748	52,903,884
Total	125,765,546	130,301,550

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions. Securities Sold Short at April 30, 2017 and their related market values and proceeds, are set forth in the Statement of Securities Sold Short.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2017, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2017:

Average Market Value ($)
Forward contracts	229,291

At April 30, 2017, accumulated net unrealized appreciation on investments was $6,074,056, consisting of $7,028,092 gross unrealized appreciation and $954,036 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 5—Plan of Liquidation:

On May 16, 2017, the Board approved a Plan of Liquidation (the “Plan”). The Plan provides for the liquidation of the fund, the pro rata distribution of the assets of the fund to its shareholders and the closing of fund shareholder accounts (the “Liquidation”). The Liquidation of the fund will occur on or about July 27, 2017. Accordingly, effective June 16, 2017, the fund will be closed to any investments for new accounts.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on March 9-10, 2017, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which The Boston Company Asset Management, LLC (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was at the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group median and at the Expense Universe median.

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2018, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, dividend and interest expenses on securities sold short, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.50% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board expressed concerned about the fund’s performance and agreed to closely monitor performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser supported the renewal of the Agreements in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

NOTES

For More Information

Dreyfus Research Long/Short Equity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

The Boston Company
Asset Management LLC
BNY Mellon Center
One Boston Place
Boston, MA 02108

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DLSAX Class C: DLSCX Class I: DLSYX Class Y: DLYYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6116SA0417

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 29, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 29, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)